Related party payables and transactions (Details Narrative)		9 Months Ended
	Jun. 07, 2024 USD ($)	Sep. 30, 2026 CAD ($) shares	Sep. 30, 2025 CAD ($) shares	Dec. 04, 2025 shares	Jun. 30, 2025 shares
IfrsStatementLineItems [Line Items]
Share-based payments		$ 892,052	$ 124,881
Brie [Member] | Units [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				8,417	145,455
Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted | shares		1,919,040	202,020
Share-based payments		$ 679,150	$ 91,510
John Power [Member]
IfrsStatementLineItems [Line Items]
Long term notes	$ 100,000
Interest rate	6.00%
Debt maturity date	Jan. 02, 2026